Lease	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease [Abstract]
LEASE

8.      LEASE

We have operating leases for an office and two stores that we utilize under lease arrangement. The lease term for office is 3-year. Lease terms for two stores are both 2-year. We do not have a finance lease.

The balances and other information for the operating leases where we are the lessee are presented as follows within our consolidated balance sheets:

	As of June 30,
	2025	2024
Operating lease right-of-use assets	180,865	8,758
Lease liabilities – current	75,304	—
Lease liabilities – non-current	98,823	—
Total operating lease liabilities	$174,127	$—
	As of June 30,
	2025	2024
Weighted discount rate for the operating lease	10%	10%
Weighted average remaining lease term	24 months	2 months

Because the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The components of lease expense are as follows within our consolidated statements of operations:

	For the year ended June 30,
	2025	2024
Operating lease expense(i)	66,498	53,172
Cash paid for operating lease	97,335	79,127
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

____________

(i)      Operating lease expense includes short-term leases and variable lease costs.

We renew the office lease for 3 years in August 2024 and renew the leases for two shops for 2 years in April 2025. The following is a schedule of future minimum payments of the lease:

For the six months ended December 31,	Amount
2026	97,234
2027	94,630
2028	10,998
Total lease payments	$202,862

8.      LEASE

We have operating leases for an office and two stores that we utilize under lease arrangement. Lease term for office is 3-year. Lease terms for two stores are both one year which are classified as short-term lease. We do not have finance lease.

The balances and other information for the operating leases where we are the lessee are presented as follows within our consolidated balance sheets:

	As of June 30,
	2024	2023
Operating lease right-of-use assets	8,758	57,884
Lease liabilities – current	—	42,352
Lease liabilities – non-current	—	9,528
Total operating lease liabilities	$—	$51,880
	As of June 30,
	2024	2023
Weighted discount rate for the operating lease	10%	10%
Weighted average remaining lease term	2 months	14 months

Because the leases do not provide an implicit rate of return, the Company used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

The components of lease expense are as follows within our consolidated statements of operations:

	As of June 30,
	2024	2023
Operating lease expense(i)	53,172	44,970
Cash paid for operating lease	79,127	62,716
Right-of-use assets obtained in exchange for operating lease liabilities	—	—

(i)      Operating lease expense includes short-term leases and variable lease costs. We received a COVID-19 rent concession of US$8,112 and recognized as a reduction of operating lease expense for the year ended June 30, 2023.

We renew the office lease in August 2024 for a 3-year period. The following is a schedule of future minimum payments of the lease:

For the year ended June 30,	Amount
2025	85,448
2026	63,376
2027	63,376
2028	10,563
Total lease payments	$222,763